CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Sep. 30, 2020
STOCKHOLDERS' DEFICIT
Ordinary Stock, Par Value Per Share	$ 0.0001	$ 0.0001
Ordinary Stock, Shares Authorized	250,000,000	250,000,000
Ordinary Stock, Shares, Issued	109,545,271	107,005,276
Ordinary Stock, Shares, Outstanding	109,545,271	107,005,276